SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Accounts payable	$ 1,770,730	$ 429,322	$ 1,098,582
Accrued expenses	1,141,143	1,034,822	1,141,755
Total	$ 2,911,873	$ 1,464,144	$ 2,240,337